Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Mar. 31, 2013	Oct. 31, 2012	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2014
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	$ 595.2	$ 150.5	$ 63.6
Clear2Pay NV [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				461.5
Clear2Pay NV [Member] | Accounts Payable and Accrued Liabilities [Member]
Business Acquisition [Line Items]
Derivative Liability, Fair Value, Gross Liability													16.2
Reliance Financial Corporation [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred					110.0
Credit Management Solutions, Inc. [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred						29.0
mFoundry [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred							115.0
ProNet Solutions, Inc. [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred								22.3
Integrated Compliance Solutions LLC [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred									20.2
Memento Inc. [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred									24.9
Capco [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross											297.8
Business combination, contingent consideration, liability	103.3										113.7
Additional charges related to contingent consideration		129.1								85.2
Maximum aggregate payout, employee incentive plan										43.4	67.8
Capco [Member] | New Hires and Promotions Incentive Plan [Member]
Business Acquisition [Line Items]
Additional charges related to contingent consideration										18.1
Scenario, Previously Reported [Member] | Capco [Member]
Business Acquisition [Line Items]
Additional charges related to contingent consideration		$ 43.9										$ (22.3)